UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        October 21, 2011
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           51
Form 13F Information Table Value Total:     $173,343
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                TITLE
                                  OF                  VALUE      SHRS OR          INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP     (X$1000)    PRN AMT  SH/ PRN DISCRETIONSOLE SHARED  NONE
INTERNATIONAL BUSINESS MACHINE   COM   459200101         7,519   43,000   SH      SOLE                  43,000
CATERPILLAR TRACTOR CO           COM   149123101         6,458   87,455   SH      SOLE                  87,455
PEPSICO INCORPORATED             COM   713448108         6,301  101,800   SH      SOLE                 101,800
SCHLUMBERGER LTD                 COM   806857108         5,955   99,700   SH      SOLE                  99,700
ROYAL DUTCH SHELL PLC - ADR A    ADR   780259206         5,820   94,600   SH      SOLE                  94,600
PROCTER & GAMBLE CO              COM   742718109         5,794   91,700   SH      SOLE                  91,700
JM SMUCKER CO                    COM   832696405         5,620   77,100   SH      SOLE                  77,100
ABBOTT LABS                      COM   002824100         5,349  104,600   SH      SOLE                 104,600
PHILIP MORRIS INTERNATIONAL      COM   718172109         5,302   85,000   SH      SOLE                  85,000
AMERICAN EXPRESS COMPANY         COM   025816109         5,164  115,000   SH      SOLE                 115,000
WAL-MART STORES                  COM   931142103         5,153   99,284   SH      SOLE                  99,284
INTEL CORP                       COM   458140100         5,056  237,000   SH      SOLE                 237,000
BERKSHIRE HATHAWAY               COM   084670108         4,699       44   SH      SOLE                      44
ORACLE CORP                      COM   68389X105         4,627  161,000   SH      SOLE                 161,000
BHP BILLITON LTD - SPON ADR      ADR   088606108         4,547   68,440   SH      SOLE                  68,440
EXXON MOBIL CORPORATION          COM   30231G102         4,532   62,400   SH      SOLE                  62,400
UNION PACIFIC CORPORATION        COM   907818108         4,476   54,800   SH      SOLE                  54,800
VISA INC/A                       COM   92826C839         3,626   42,300   SH      SOLE                  42,300
YUM BRANDS INC                   COM   988498101         3,512   71,100   SH      SOLE                  71,100
HSBC HOLDINGS PLC-SPONS ADR      ADR   404280406         3,496   91,900   SH      SOLE                  91,900
GENERAL ELECTRIC COMPANY         COM   369604103         3,444  226,300   SH      SOLE                 226,300
3M COMPANY                       COM   88579Y101         3,424   47,700   SH      SOLE                  47,700
ILLINOIS TOOL WORKS              COM   452308109         3,162   76,000   SH      SOLE                  76,000
FRANKLIN RESOURCES               COM   354613101         3,070   32,100   SH      SOLE                  32,100
LOWE'S CORP                      COM   548661107         3,017  156,000   SH      SOLE                 156,000
MERCK & CO.                      COM   58933Y105         2,992   91,500   SH      SOLE                  91,500
TARGET CORP                      COM   87612E106         2,913   59,400   SH      SOLE                  59,400
VERISK ANALYTICS INC - CLASS A   COM   92345Y106         2,813   80,900   SH      SOLE                  80,900
PFIZER INC                       COM   717081103         2,753  155,700   SH      SOLE                 155,700
CISCO SYSTEMS INC                COM   17275R102         2,686  173,300   SH      SOLE                 173,300
AMETEK INC                       COM   031100100         2,679   81,250   SH      SOLE                  81,250
MEAD JOHNSON NUTRITION CO        COM   582839106         2,636   38,300   SH      SOLE                  38,300
BP P.L.C.                        COM   055622104         2,506   69,466   SH      SOLE                  69,466
COVIDIEN LTD                     COM   G2554F105         2,496   56,600   SH      SOLE                  56,600
KOHL'S CORP                      COM   500255104         2,465   50,200   SH      SOLE                  50,200
PRAXAIR INC                      COM   74005P104         2,281   24,400   SH      SOLE                  24,400
EMERSON ELECTRIC CO              COM   291011104         2,260   54,700   SH      SOLE                  54,700
MEDCO HEALTH SOLUTIONS INC       COM   58405U102         2,209   47,100   SH      SOLE                  47,100
AVON PRODUCTS                    COM   054303102         2,172  110,800   SH      SOLE                 110,800
CME GROUP INC                    COM   12572Q105         2,020    8,200   SH      SOLE                   8,200
ITC HOLDINGS CORP                COM   465685105         1,990   25,700   SH      SOLE                  25,700
HOSPIRA INC                      COM   441060100         1,965   53,100   SH      SOLE                  53,100
NALCO HOLDINGS CO                COM   62985Q101         1,836   52,500   SH      SOLE                  52,500
ENSCO PLC                        COM   29358Q109         1,815   44,900   SH      SOLE                  44,900
ALERE INC                        COM   01449J105         1,772   90,200   SH      SOLE                  90,200
ENBRIDGE INC.                    COM   29250N105         1,673   52,400   SH      SOLE                  52,400
HEWLETT-PACKARD CO.              COM   428236103         1,547   68,900   SH      SOLE                  68,900
WEATHERFORD INTERNATIONAL        COM   H27013103         1,422  116,500   SH      SOLE                 116,500
TEVA PHARMACEUTICAL INDUSTRIES   COM   881624209         1,120   30,100   SH      SOLE                  30,100
FLOWSERVE CORP                   COM   34354P105           836   11,300   SH      SOLE                  11,300
ITRON INC                        COM   465741106           363   12,300   SH      SOLE                  12,300


                               GRAND TOTALS           173,343    3,986,039



